SCHEDULE OF PROVED DEVELOPED AND UNDEVELOPED RESERVES (Details) - bbl	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Beginning of the period	4,619,992		4,997,305
Revisions of previous estimates	(226,585)	[1]	(290,165)	[2]
Improved recovery	(11,006)	[3]	3,841
Purchase of minerals in place
Extensions and discoveries
Production	(72,524)	[4]	(90,989)	[5]
Sale of minerals in place
End of the period	4,309,877		4,619,992
Beginning of the period	387,154		398,708
Revisions of previous estimates	(64,267)	[6]	75,594	[2]
Improved recovery	(11,006)	[3]	3,841
Purchase of minerals in place
Extensions and discoveries
Production	(75,524)	[4]	(90,989)	[5]
Sale of minerals in place
End of the period	239,357		387,154
Beginning of the period	4,232,838		4,598,597
Revisions of previous estimates	(162,318)	[7]	(365,759)	[2]
Improved recovery
Purchase of minerals in place
Extensions and discoveries
Production
Sale of minerals in place
End of the period	4,070,521		4,232,838
Net Proved Developed Reserves And Undeveloped Reserves [Member]
Beginning of the period	1,965,577		2,134,685
Revisions of previous estimates	618,421	[8]	(131,134)	[9]
Improved recovery	(6,728)	[10]	1,673
Purchase of minerals in place
Extensions and discoveries
Production	(44,335)	[11]	(39,647)	[12]
Sale of minerals in place
End of the period	2,532,934		1,965,577
Net Proved Developed Reserves [Member]
Beginning of the period	121,182		170,315
Revisions of previous estimates	(25,576)	[13]	(11,159)	[9]
Improved recovery	(6,728)	[10]	1,673
Purchase of minerals in place
Extensions and discoveries
Production	(44,335)	[11]	(39,647)	[12]
Sale of minerals in place
End of the period	44,542		121,182
Net Proved Undeveloped Reserves [Member]
Beginning of the period	1,844,395		1,964,370
Revisions of previous estimates	643,997	[14]	(119,975)	[9]
Improved recovery
Purchase of minerals in place
Extensions and discoveries
Production
Sale of minerals in place
End of the period	2,488,392		1,844,395

[1]	The revision of previous estimates in the amount of negative 226,585 bbls refers to the sum of 1) revision of previous PDP reserves estimates of negative 64,267 bbls (g) and 2) revision of previous PUD reserves estimates of negative 162,318 bbls (h);
[2]	The revision of previous estimates in the amount of negative 290,165 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 75,594 bbls and 2) revision of previous PUD reserves estimates of negative 365,759 bbls;
[3]	The improved recovery amount of negative 11,006 bbls refers to the additional crude oil production compared to previous estimates for Kruh block as a result of an improvement in reservoir management;
[4]	The production of negative 72,524 bbls refers to the amount of total gross crude oil produced from Kruh block in 2020;
[5]	The amount of negative 90,989 bbls is the total gross amount of crude oil produced from the Kruh Block in 2019;
[6]	The revision of previous estimates in the amount of negative 64,267 bbls refers to the total gross amount of PDP reserves increase as a result of improved reservoir management which has increased oil production in 2020;
[7]	The revision of previous estimates in the amount of negative 162,318 bbls refers to the amount of PUD reserves decrease from 2019 to 2020 due to the revision of the drilling schedule;
[8]	The revision of previous estimates in the amount of 618,421 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of negative 25,576 bbls (i) and 2) net PUD reserves revision of previous estimates in the amount of 643,997 bbls (j);
[9]	The revision of previous estimates in the amount of negative 131,134 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of negative 11,159 bbls and 2) net PUD reserves revision of previous estimates in the amount of negative 119,975 bbls;
[10]	The improved recovery in the amount of negative 6,728 bbls refers to the net share (61.13%) of crude oil production increase from the Kruh block compared to previous estimates as a result of effective reservoir management;
[11]	The production of negative 44,335 bbls is the amount of net share (61.13%) of the total crude oil production in the amount of negative 72,524 bbls in 2020 (c);
[12]	The amount of negative 39,647 bbls is the total net amount of crude oil produced from the Kruh Block in 2019 that the Company is entitled to, calculated as approximately 43.57% of the total gross amount of crude oil produced (m);
[13]	The revision of previous estimates of net PDP reserves in the amount of negative 25,576 bbls refers to the sum of 1) net share difference (61.13% in 2020 as compared with 43.57% in 2019) of the beginning total PDP reserves in the amount of 387,154 bbls, 2) net share (61.13%) of revision of previous estimates of total PDP reserves estimates in the amount of negative 64,267 bbls (g), and 3) net share (61.13%) of the transfer of Non-shareable oil (NSO) to Pertamina in the amount of 88,771 bbls according to the KSO contract;
[14]	The revision of previous estimates of net PUD reserves in the amount of 643,997 bbls refers to the sum of 1) net share difference (61.13% in 2020 as compared with 43.57% in 2019) of the beginning total PUD reserves in the amount of 4,232,838 bbls and 2) net share (61.13%) of revision of previous PUD reserves estimates in the amount of negative 162,318 bbls;